Equity-settled share-based payments	12 Months Ended
Dec. 31, 2017
Share-Based Payment Arrangements [Abstract]
Equity-settled share-based payments
Equity-settled share-based payments

The Group has set a “2004 Incentive Option Plan” and a “2007/2008 Equity Incentive Plan” (collectively referred to as “Option Schemes”) under which the Group granted equity-settled options to senior managers and selected employees of the Group's subsidiaries. Additionally, in 2010 the Group has set a “Adecoagro Restricted Share and Restricted Stock Unit Plan” (referred to as “Restricted Share Plan”) under which the Group grants restricted stock units to senior and medium management and key employees of the Group’s subsidiaries.

(a)	Option Schemes

The fair value of the options under the Option Schemes was measured at the date of grant using the Black-Scholes valuation technique.

As of the date of these financial statements all options has already been vested and expensed.

The Adecoagro/ IFH 2004 Stock Incentive Option Plan was effectively established in 2004 and is administered by the Compensation Committee of the Company. Options are exercisable over a ten-year period. In May 2014 this period was extended for another ten year-period.

Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2004 Stock Incentive Option Plan are as follows:

	2017		2016		2015
	Average exercise price per share	Options (thousands)	Average exercise price per Share	Options (thousands)	Average exercise price per Share	Options (thousands)
At January 1	6.66	1,641	6.67	1,696	6.71	1,916
Forfeited	—	—	—	—	5.83	(9)
Exercised	5.83	(7)	6.96	(55)	7.11	(211)
At December 31	6.66	1,634	6.66	1,641	6.67	1,696

Options outstanding at year end under this Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date (i):		2017	2016	2015
May 1, 2024	5.83	496	495	495
May 1, 2025	5.83	452	452	461
January 1, 2026	5.83	142	150	174
February 16, 2026	7.11	103	103	103
October 1, 2026	8.62	441	441	463

(i) On May 2014, the Board of directors decided to extend the expired date of the Plan.

The Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan was effectively established in late 2007 and is administered by the Compensation Committee of the Company. Options are exercisable over a ten-year period.

Movements in the number of equity-settled options outstanding and their related weighted average exercise prices under the Adecoagro/ IFH 2007/2008 Equity Incentive Plan are as follows:

	2017		2016		2015
	Average exercise price per share	Options (thousands)	Average exercise price per share	Options (thousands)	Average exercise price per share	Options (thousands)
At January 1	13.07	1,658	13.07	1,701	13.07	1,729
Forfeited	13.40	(4)	12.98	(43)	13.01	(28)
Expired	12.82	(803)	—	—	—	—
At December 31	13.31	851	13.07	1,658	13.07	1,701

Options outstanding at year-end under the Adecoagro/ IFH 2007/2008 Equity Incentive Plan have the following expiry date and exercise prices:

	Exercise price per share	Shares (in thousands)
Expiry date:		2017	2016	2015
From Nov 13, 2017 to Aug 25, 2018	12.82	105	908	937
January 30, 2019	13.40	595	595	608
June 1, 2019	12.82	3	3	3
November 1, 2019	13.40	11	11	11
From Jan 30, 2020 to Sep 1, 2020	13.40	106	110	110
From Jan 30, 2020 to Sep 1, 2020	12.82	31	31	31

The following table shows the exercisable shares at year end under both the Adecoagro/ IFH 2004 Incentive Option Plan and the Adecoagro/ IFH 2007/ 2008 Equity Incentive Plan:

Exercisable shares in thousands
2017	2,485
2016	3,299
2015	3,397

(b)	Restricted Stock Unit Plan

The Restricted Stock Unit Plan was effectively established in 2010 and amended in November 2011. It is administered by the Compensation Committee of the Company. Restricted shares or units under these Plan vest over a 3-year period from the date of grant at 33% on each anniversary of the grant date. Participants are entitled to receive one common share of the Company for each restricted share or restricted unit granted. There are no performance requirements for the delivery of common shares, except that a participant’s employment with the Group must not have been terminated prior to the relevant vesting date. If the participant ceases to be an employee for any reason, any unvested restricted unit shall not be converted into common shares. The maximum number of ordinary shares with respect to which awards may be made under the Plan is 2,474,701. The maximum numbers of ordinary shares is revised annually.

At December 31, 2017, the Group recognized compensation expense US$ 5.6 million related to the restricted stock units granted under the Restricted Share Plan (2016: US$ 4.8 million).

The restricted shares under the Restricted Share Plan were measured at fair value at the date of grant.

Key grant-date fair value and other assumptions under the Restricted Share Plan are detailed below:

Grant Date	Apr 1, 2015	May 15, 2015	Apr 1, 2016	May 15, 2016	Apr 1, 2017	May 15, 2017
Fair value	9.45	8.62	12.63	12.52	11.88	12.14
Possibility of ceasing employment before vesting	5%	0%	5%	0%	—%	0%

Movements in the number of restricted shares outstanding under the Restricted Share Plan are as follows:

	Restricted stock units (thousands)	Restricted stock units (thousands)	Restricted stock units (thousands)
	2017	2016	2015
At January 1	1,000	1,018	861
Granted (1)	488	464	626
Forfeited	(29)	(29)	(37)
Vested	(490)	(453)	(432)
At December 31	969	1,000	1,018

(1) Approved by the Board of Directors of March 14, 2017 and the Shareholders Meeting of April 19, 2017